DEBT (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings

($000s)	Liability Component	Equity Component
Balance, December 31, 2016	$37,420	$7,818
Effective interest on Convertible Debentures	$2,006	$—
Balance, December 31, 2017	$39,426	$7,818
Effective interest on Convertible Debentures	2,306	—
Balance, December 31, 2018	$41,732	$7,818
The following table lists the covenant under Second Lien Notes and Senior Notes and the Company’s position therewith as at December 31, 2018:

	Covenant as at		Position at
	December 31, 2018		December 31, 2018
Second Lien Notes and Senior Notes – Incurrence Test	Minimum Ratio
Fixed charge coverage (1)	2.25	x	2.00	x
(1) Fixed charge coverage is computed as the ratio of fixed charges (as defined in the Note Indenture, fixed charges generally includes interest expense plus paid or accrued dividends, if any) to trailing twelve month cash flow (as defined in the Note Indenture, cash flow includes the net profit (loss) and adds back provision for taxes, fixed charges, depletion, and various other non-recurring expenses and charges). For the trailing twelve months ended December 31, 2018, fixed charges were $39.8 million and cash flow was $79.7 million.
The following table lists the covenant under the Credit Facilities and Second Lien Notes and the Company’s compliance therewith as at December 31, 2018.

	Covenant as at		Position at
	December 31, 2018		December 31, 2018
Credit Facilities – Covenants	Maximum Ratio
Senior Debt (1) to EBITDA (2) for the last four fiscal quarters	5.00	x	2.88	x
First Lien Debt (3) to EBITDA (2) for the last four fiscal quarters	3.00	x	1.15	x
Second Lien Notes - Covenant
Senior Debt (1) to EBITDA (2) for the last four fiscal quarters	5.00	x	2.88	x
(1) “Senior Debt” is defined as Consolidated Total Debt, excluding any unsecured or subordinated debt (Senior Notes and Convertible Debentures (liability component)). “Consolidated Total Debt” is defined as determined on a consolidated basis in accordance with GAAP and without duplication, all Debt of the Borrower. The Company’s calculation of Consolidated Total Debt excludes decommissioning liabilities, onerous contracts and deferred tax liability. The calculation includes outstanding letters of credit, Credit Facilities, finance lease obligations, deferred lease inducements, deferred capital obligations, deferred financing obligations and net working capital deficiency (excess), calculated as working capital deficiency excluding current risk management contract assets and liabilities, current decommissioning liabilities and current onerous contracts. Senior Debt at December 31, 2018 was $224.4 million.
(2) EBITDA is calculated based on terms and definitions set out in the agreements governing the Credit Facilities and Second Lien Notes which adjusts net income for financing costs, income taxes, depletion and depreciation, certain specific unrealized and non-cash transactions, and acquisition and disposition activity and is calculated based on a trailing twelve month basis. EBITDA for the trailing twelve months ended December 31, 2018 was $77.9 million.
(3) "First Lien Debt" is defined as Consolidated Total Debt, excluding any unsecured, second lien or subordinated debt (Second Lien Notes, Senior Notes and Convertible Debentures (liability component)). First Lien Debt at December 31, 2018 was $89.8 million.

($000s)	Amount
Balance, December 31, 2016	$324,691
Unrealized foreign exchange gain(1) (2)	(22,079)
Amortization of discount and debt issue costs	2,797
Balance, December 31, 2017	$305,409
Unrealized foreign exchange gain (3) (4)	22,032
Amortization of discount and debt issue costs	2,617
Settlement of Senior Notes for equity	(30,673)
Settlement of Senior Notes for Second Lien Notes	(103,385)
Balance, December 31, 2018	$196,000
(1) Exchange rate (CDN$/US$1.00) at December 31, 2017 was 1.2518.
(2) Amount does not include unrealized loss on foreign exchange contracts of $3.9 million.
(3) Exchange rate (CDN$/US$1.00) at December 31, 2018 was 1.3646.
(4) Amount does not include unrealized gain on foreign exchange contracts of $3.4 million.

($000s)	2018	2017
Credit Facilities - current	$47,763	$—
Credit Facilities - non-current	—	52,066
Second Lien Notes (mature on September 11, 2023 to December 12, 2023)	137,097	—
Senior Notes (mature on May 15, 2020)	196,000	305,409
Convertible Debentures (liability component)	41,732	39,426
Debt	$422,592	$396,901

Second Lien Notes
($000s)	Liability Component	Warrants
Balance, December 31, 2017	$—	$—
Issuance of Second Lien Notes in exchange for Senior Notes(2)	92,451	1,652
Issuance of additional Second Lien Notes for cash proceeds	39,815	—
Unrealized foreign exchange gain (1)	4,719	—
Amortization of discount	112	—
Balance, December 31, 2018	$137,097	$1,652

(1)	Exchange rate (CDN$/US$1.00) at December 31, 2018 was 1.3646.

(2)	Warrants component of Second Lien Notes is presented net of tax.